DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Genesis Unicorn Capital Corp [Member]
Restructuring Cost and Reserve [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Genesis Unicorn Capital Corp. (the “Company”) is a blank check company incorporated in the state of Delaware on February 23, 2021. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses in the biotechnology and pharmaceutical industries.

As of June 30, 2023, the Company had not commenced any operations. All activity for the period from February 23, 2021 (inception) through June 30, 2023 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31st as its fiscal year end. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsor is Genesis Unicorn Capital, LLC (the “Sponsor”), a Delaware limited liability company. The registration statement for the Company’s Initial Public Offering was declared effective on February 14, 2022. On February 17, 2022, the Company consummated its Initial Public Offering of 8,625,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including 1,125,000 Units that were issued pursuant to the underwriters exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $86,250,000. During the period from February 23, 2021 (inception) through December 31, 2021, the Company incurred offering costs of $4,374,315, of which $1,078,125 was for underwriting commissions, $2,803,125 was for deferred underwriting commissions (see Note 6) and $493,065 was for other offering costs.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company consummated the private placement of an aggregate of 377,331 units (the “Private Placement Units”) to the Sponsor, at a price of $10.00 per Private Placement Unit, generating total gross proceeds of $3,773,310 (the “Private Placement”) (see Note 4).

Following the closing of the Initial Public Offering and Private Placement on February 17, 2022, an amount of $87,543,750 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), located in the United States and held as cash items or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraph (d) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the assets held in the Trust Account, as described below.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek stockholder approval of a Business Combination at a meeting called for such purpose at which public stockholders may seek to redeem their Public Shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if a majority of the outstanding shares voted are voted in favor of the Business Combination.

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.15 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor has agreed (a) to vote its Class B common stock, the common stock included in the Private Placement Units (the “Private Placement Shares”) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Class B common stock) and Private Placement Units (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Class B common stock and Private Placement Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

The Company will have until 12 months (or up to 18 months if the Company extends the period of time to consummate a Business Combination) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

The Merger Agreement

On November 29, 2022, we entered into an agreement and plan of merger (the “Merger Agreement”) with ESGL Holdings Limited, a Cayman Islands exempted company, and wholly-owned subsidiary of the Company (the “Purchaser”), ESGH Merger Sub Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of Purchaser (“Merger Sub”), Environmental Solutions Group Holdings Limited, a Cayman Islands exempted company (“ESGL”), and Quek Leng Chuang, solely in his capacity as the shareholder representative, agent and attorney-in-fact of the shareholders of ESGL (the “Shareholder Representative”). Upon the closing of the transactions contemplated by the Merger Agreement, (a) the Company will be merged with and into the Purchaser (the “Redomestication Merger”), with the Purchaser surviving the Redomestication Merger; and (b) Merger Sub will be merged with and into ESGL (the “Acquisition Merger”), with ESGL surviving the Acquisition Merger as a direct wholly-owned subsidiary of the Purchaser (collectively, the Redomestication Merger and the Acquisition Merger are the “Merger” of the Business Combination”). Following the Business Combination, the Purchaser will be a publicly traded company listed on a stock exchange in the United States.

Consideration

Pursuant to the terms of the Merger Agreement, the aggregate consideration to be paid at the closing of the Business Combination to existing shareholders of ESGL is $75,000,000 less certain transaction costs, the net cash debt of ESGL as of the closing and an estimate of the working capital adjustment described below (the “Merger Consideration”), which will be paid in newly issued ordinary shares of the Purchaser, as the publicly traded surviving company, at a deemed price of $10.00 per share. The Merger Consideration otherwise payable at the closing of the Business Combination to shareholders of ESGL shall be reduced by 375,000 ordinary shares of the Purchaser (the “Holdback Amount”). Within 90 days following the closing of the Business Combination, the Shareholder Representative and the representative of the Purchaser shall receive a closing statement from the Purchaser setting forth the amount of working capital of the Purchaser, subject to the parties’ confirmation. Following the final determination of the working capital amount at closing compared to the target working capital amount of $3,500,000, the Merger Consideration shall be adjusted accordingly based on the working capital adjustment provisions contained in the Merger Agreement, with each ESGL shareholder receiving its pro rata share of the Holdback Amount, if any.

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

The Closing

On July 26, 2023, the Company held a special meeting of its stockholders (the “Special Meeting”), at which the stockholders voted on and approved the Reincorporation Merger Proposal, the Acquisition Merger Proposal, the Nasdaq Proposal and the Governance Proposals, each of which is described in more detail in the definitive proxy statement filed with the SEC on July 5, 2023.

The Business Combination closed on August 3, 2023.

Board of Directors of Surviving Corporation

Pursuant to the terms of the Merger Agreement, immediately after the closing, the Purchaser’s board of directors shall consist of six (6) directors, of whom one individual will be designated by the Company and of whom five (5) individuals will be designated by ESGL. The Company designee and three (3) of the five (5) ESGL designees shall be deemed independent in accordance with Nasdaq requirements.

Additional Agreements executed at the signing of the Merger Agreement

Contemporaneously with the signing of the Merger Agreement, certain holders of ESGL ordinary shares executed lock-up agreements (“Lock-Up Agreements”).

Lock-up Agreements

Pursuant to the Lock-Up Agreements, such holders have agreed, subject to certain customary exceptions, not to (i) sell, offer to sell, contract or agree to sell, pledge or otherwise dispose of, directly or indirectly, any of the Company shares of common stock held by them (such shares, together with any securities convertible into or exchangeable for or representing the rights to receive the Company’s common stock if any, acquired during the Lock-Up Period (the “Lock-up Shares”)); (ii) enter into a transaction that would have the same effect; (iii) enter into any swap, hedge or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Lock-Up Shares or otherwise or engage in any short sales or other arrangement with respect to the Lock-Up Shares: or (iv) publicly announce any intention to effect any transaction specified in clause (i) or (ii), in each case until the date that is six (6) months after the closing date of the Business of Combination (the “Lock-Up Period”).

Shareholder Support Agreement

Contemporaneously with the execution of the Merger Agreement, certain holders of ESGL ordinary shares entered into a support agreement, pursuant to which such holders agreed to, among other things, approve the Merger Agreement and the proposed Business Combination.

Sponsor Support Agreement

Contemporaneously with the execution of the Merger Agreement, certain holders of the Company’s common stock entered into a support agreement, pursuant to which such holders agreed to, among other things, approve the Merger Agreement and the proposed Business Combination.

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

Additional Agreements to be executed at Closing

Amended and Restated Registration Rights Agreement

At the closing of the Business Combination, the Purchaser will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”) with certain existing stockholders of the Company with respect to certain shares and private units (and the private shares, private warrants and shares underlying the private warrants included therein) they own at the closing of the Business Combination. The Registration Rights Agreement provides certain demand registration rights and piggyback registration rights to the securityholders, subject to underwriter cutbacks. The Purchaser will agree to pay certain fees and expenses relating to registrations under the Registration Rights Agreement.

Waiver Agreement

On July 26, 2023, the parties to the Merger Agreement entered into a waiver agreement (the “Waiver Agreement”) pursuant to which each of the Company, Merger Sub and Purchaser agreed to waive the closing condition contained in Section 10.2 of the Merger Agreement that ESGL shall have duly performed or complied with, in all material respects, all of its obligations hereunder required to be performed or complied with (without giving effect to any materiality or similar qualifiers contained therein) by ESGL at or prior to the closing date in so far as they relate to ESGL’s New Developments (as defined below) (and shall not extend to any other event, circumstance or instance), and (b) each of the Company, Merger Sub, Purchaser, ESGL and the Shareholder Representative agreed to waive the requirement that the Holdback Amount (as defined in the Merger Agreement) reduces the Per Share Merger Consideration Amount (as defined in the Merger Agreement) payable to ESGL shareholders at closing. In connection with the foregoing waivers, each of the Company, Merger Sub, Purchaser, ESGL and the Shareholder Representative acknowledged and agreed that the Merger Consideration will not be adjusted in respect of working capital pursuant to Sections 4.1 or 4.3 of the Merger Agreement.

“ESGL’s New Developments” is defined as the following: (i) ESGL is unable to deliver to the Company a good faith calculation of ESGL’s Estimated Working Capital (as defined in the Merger Agreement) at least three (3) business days prior to the closing date; and (ii) ESGL has requested that the Per Share Merger Consideration Amount payable to ESGL shareholders shall not be reduced by the Holdback Amount of $3,750,000 for purposes of calculating the Per Share Merger Consideration (as defined in the Merger Agreement) at closing.

Forward Purchase Agreement

On July 27, 2023, the Company, the Purchaser, and ESGL entered into an agreement (“Forward Purchase Agreement”) with Vellar Opportunities Fund Master, Ltd. (“Vellar”) for an OTC Equity Prepaid Forward Transaction. On the same date as the execution of the Forward Purchase Agreement, Vellar assigned and novated 50% of its rights and obligations under the Forward Purchase Agreement to ACM ARRT K LLC (“ARRT”, together with Vellar, the “Sellers”). Following the assignment and novation, the rights and obligations of each Seller under its Forward Purchase Agreement were and are separate and distinct from the those of the other Seller, with each Seller acting independently of the other, without reference to or knowledge of the other Seller’s actions or inactions.

The primary purpose of entering into the Forward Purchase Agreement was to provide cash to the Purchaser following the closing of the Business Combination (the “Closing”). For purposes of the Forward Purchase Agreement, the Company is referred to as the “Counterparty” prior to the Closing, while the Purchaser is referred to as the “Counterparty” after the Closing. Capitalized terms used, but not otherwise defined, in this subsection entitled “Forward Purchase Agreement” shall have the meanings ascribed to such terms in the Forward Purchase Agreement filed as an Exhibit 10.1 to the Company’s Current Report on Form 8-K filed with the SEC on July 27, 2023.

Pursuant to the terms of the Forward Purchase Agreement, each Seller intended, but was not obligated, to purchase up to 2,200,000 shares (the “Maximum Number of Shares”) of Company Class A common stock, or 4,400,000 in total. The Sellers made their purchases after the expiration of the redemption deadline for holders to redeem shares in connection with the Business Combination, in brokered transactions in the open market, typically from holders that had elected to redeem their shares. In aggregate, Vellar purchased 931,915 shares, and ARRT 500,000 shares of the Company’s Class A common stock (the “Recycled Shares”). In connection with these purchases, the Sellers revoked any redemption elections.

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

The Forward Purchase Agreement provides that each Seller be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the number of Recycled Shares set forth in a Pricing Date Notice delivered by that Seller and (ii) the redemption price paid by the Company at Closing to holders of its common stock who exercised their redemption rights in connection with the Business Combination (the “Initial Price”). Following the Closing, the Company paid the Prepayment Amounts of $10,141,403.28 to Vellar and $5,427,750.00 to ARRT directly from the Counterparty’s trust account maintained by Continental Stock Transfer and Trust Company

The Forward Purchase Agreement grants each Seller the right to purchase from the Counterparty additional shares (the “Additional Shares”) up to an amount equal to the difference between the number of Recycled Shares for such Seller and 2,200,000 shares (which is the maximum number of shares for each Seller). On August 14, 2023, Vellar delivered a Pricing Date Notice to the Purchaser for 1,268,085 Additional Shares, which were issued by the Purchaser effective as of that date. On August 4, 2023, ARRT delivered a Pricing Date Notice to ESGL for 550,000 Additional Shares, which were issued by the Purchaser effective as of that date. The sum of the Recycled Shares and the Additional Shares under the Forward Purchase Agreement is referred to as the “Number of Shares.”

From time to time and on any date following the Closing (any such date, an “OET Date”), each Seller may, in its absolute discretion, terminate the Forward Purchase Agreement in whole or in part by providing written notice to the Counterparty (the “OET Notice”) that specifies the number of shares for which the Forward Purchase Agreement will be terminated (such quantity, the “Terminated Shares”). The effect of an OET Notice will be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty shall be entitled to an amount from the Seller delivering the OET Notice, equal to the product of (x) the number of Terminated Shares and (y) the reset price as of the OET Date. The reset price will initially be the Initial Price, but is subject to reduction in the event that the Counterparty issues Ordinary Shares or securities convertible into or exchangeable or executable for Ordinary Shares at a price that is less than the reset price, subject to certain exceptions.

The valuation date (the “Valuation Date”) for each Forward Purchase Agreement will be the earliest to occur of (a) the date that is 24 months after the Closing, (b) the date specified by the Seller in a written notice to be delivered to the Counterparty at Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (w) a VWAP Trigger Event (x) a Delisting Event, or (y) a Registration Failure and (c) the date specified by the Seller in a written notice to be delivered to Counterparty at the Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective).

In connection with the occurrence of the Valuation Date, each Seller will pay to the Counterparty an amount in cash based on the value of the Ordinary Shares over a Valuation Period (the “Settlement Amount”). The Valuation Period begins on the business day after the Valuation Date and ends on the date on which the number of shares traded over the Valuation Period equals ten times the Number of Shares. The Seller will pay the Settlement Amount on the Cash Settlement Payment Date, which is the 30th business day immediately following the last day of the Valuation Period.

The determination of the Settlement Amount depends upon the trigger for the Valuation Date. In the event the Valuation Date is determined by Seller delivering to Counterparty written notice at its sole discretion, the Settlement Amount will equal (1) the Number of Shares as of the Valuation Date multiplied by (2) the closing price of the Shares on the immediately preceding trading day. In all other cases, the Settlement Amount will equal (1) the Number of Shares as of the Valuation Date that are registered for resale under an effective Registration Statement or may be transferred without any restrictions (including the current public information requirement or the volume and manner of sale limitations under Rule 144 under the Securities Act) multiplied by the average of the daily VWAP Price over the Valuation Period less (2) the Settlement Amount Adjustment. The Settlement Amount Adjustment is equal to the product of (1) (a) the Maximum Number of Shares less (b) any Terminated Shares as of the Valuation Date, multiplied by (2) $2.00.

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

On one occasion, during the period beginning 30 days after the Closing Date and ending on the Valuation Date, Counterparty may request in writing that each Seller provide it with additional funding of up to $1,000,000 (for an aggregate of $2,000,000), subject to the terms of the Forward Purchase Agreement (the “Additional Funds”). If a Seller provides Additional Funds to Counterparty, that Seller may deliver to Counterparty a Number of Shares Adjustment Notice, the effect of which is to reduce the Number of Shares by the number of shares specified in that notice with aggregate proceeds equal to the Additional Funds the Seller provided.

Each Seller agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Business Combination and agreed not to vote the shares it purchases pursuant to the Forward Purchase Agreement in favor of the Business Combination. Each Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination, including Rule 14e-5 under the Securities Exchange Act of 1934.

Extension Amendment Proposal

On February 14, 2023, at a special meeting of stockholders of the Company the stockholders voted upon and approved amendments (the “Extension Amendment Proposal”) to the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to permit the Board of Directors of the Company to extend the date by which the Company has to consummate a business combination twelve (12) times for an additional one (1) month each time from February 17, 2023 to February 17, 2024 (the termination date as ay be so extended, the “Extended Date”). The Company’s stockholders also approved an amendment (the “Trust Amendment Proposal”) to the Company’s investment management agreement, dated as of February 14, 2022 (the “Trust Agreement”) by and between the Company and Continental Stock Transfer & Trust Company, to extend the Combination Period under the Trust Agreement for a period of 12 months from February 17, 2023 to February 17, 2024 and to the extent the Charter is amended to extend the Combination Period under the Trust Agreement shall be extended for a period of 12 months from February 17, 2023 to February 17, 2024 and to the extent the Charter is amended to extend the Combination Period by depositing into the trust account $0.06 per share for each issued and outstanding Public Share that has not been redeemed for each one-month extension (each an “Extension Payment”). The Company’s stockholders also approved an amendment to the Charter removing the requirement that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001.

Prior to the special meeting of stockholders to amend the Charter and the Trust Agreement, the Company had the right to extend the Combination Period from February 17, 2023 to August 17, 2023 (i.e., 18 months from the consummation of the Company’s Initial Public Offering). The only way to extend the Combination Period from February 17, 2023 to August 17, 2023 for two (2) successive three-month periods without the need for a separate stockholder vote under the current Charter and Trust Agreement is for the Company’s sponsor or its affiliates or designees, upon five days’ advance notice, to deposit into the Trust Account $1,725,000 each time (i.e., $0.20 per issued and outstanding Public Share), on or prior to February 17, 2023 and May 17, 2023, respectively.

As a result of the approval of the Extension Amendment Proposal and the Trust Amendment Proposal, the Company had the right to extend the Combination Period twelve (12) times for an additional one (1) month each time, from February 17, 2023 to February 17, 2024, provided that the Extension Payment of $0.06 per Public Share that has not been redeemed is deposited into the Trust Account each time at each extension election. The amount of funds deposited into the Trust account in connection with extensions of time to complete the Business Combination will be different than what would have been deposited into that account in the absence of the approval of the foregoing Proposals. During the six months ended June 30, 2023, the Company made five extension payments totaling $1,634,120.

GENESIS UNICORN CAPITAL CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

June 30, 2023

In connection with the stockholders’ vote at the special meeting on February 14, 2023, 3,177,941 shares were tendered for redemption. As a result of the redemption, the Company had 8,023,765 shares of common stock outstanding consisting of 5,867,515 shares of Class A common stock (including 5,447,059 shares of Class A common stock that are subject to redemption) and 2,156,250 shares of Class B common stock.

Going Concern and Management’s Plan

As of June 30, 2023 and December 31, 2022, the Company had $89,098 and $98,254 in cash, respectively, and a working capital deficit of $3,129,077 and $903,258, respectively. The Company incurred significant costs in pursuit of its acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management has determined those conditions raised substantial doubt about the Company’s ability to continue as a going concern within the earlier of the Combination Period, which will end on February 17, 2024, or one year after the date that the condensed consolidated financial statements are issued had the Business Combination not been consummated.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Genesis Unicorn Capital Corp. (the “Company”) is a blank check company incorporated in the state of Delaware on February 23, 2021. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses in the biotechnology and pharmaceutical industries.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from February 23, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31st as its fiscal year end. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsor is Genesis Unicorn Capital, LLC (the “Sponsor”), a Delaware limited liability company. The registration statement for the Company’s Initial Public Offering was declared effective on February 14, 2022. On February 17, 2022, the Company consummated its Initial Public Offering of 8,625,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including 1,125,000 Units that were issued pursuant to the underwriters exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $86,250,000. The Company incurred offering costs of $4,374,315, of which $1,078,125 was for underwriting commissions, $2,803,125 was for deferred underwriting commissions (see Note 6) and $493,065 was for other offering costs.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company consummated the private placement of an aggregate of 377,331 units (the “Private Placement Units”) to the Sponsor, at a price of $10.00 per Private Placement Unit, generating total gross proceeds of $3,773,310 (the “Private Placement”) (see Note 4).

Following the closing of the Initial Public Offering and Private Placement on February 17, 2022, an amount of $87,543,750 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), located in the United States and held as cash items or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraph (d) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the assets held in the Trust Account, as described below.

GENESIS UNICORN CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek stockholder approval of a Business Combination at a meeting called for such purpose at which public stockholders may seek to redeem their Public Shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.15 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

GENESIS UNICORN CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

The Sponsor has agreed (a) to vote its Class B common stock, the common stock included in the Private Placement Units (the “Private Placement Shares”) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Class B common stock) and Private Placement Units (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Class B common stock and Private Placement Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

The Company will have until 12 months (or up to 18 months if the Company extends the period of time to consummate a Business Combination) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

GENESIS UNICORN CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

The Merger Agreement

On November 29, 2022, we entered into an agreement and plan of merger (the “Merger Agreement”) with EGSL Holdings Limited, a Cayman Islands exempted company, and wholly-owned subsidiary of the Company (the “Purchaser”), ESGH Merger Sub Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of Purchaser (“Merger Sub”), Environmental Solutions Group Holdings Limited, a Cayman Islands exempted company (“ESGL”), and Quek Leng Chuang, solely in his capacity as the shareholder representative, agent and attorney-in-fact of the shareholders of ESGL (the “Shareholder Representative”). Upon the closing of the transactions contemplated by the Merger Agreement, (a) the Company will be merged with and into the Purchaser (the “Redomestication Merger”), with the Purchaser surviving the Redomestication Merger; and (b) Merger Sub will be merged with and into ESGL (the “Acquisition Merger”), with ESGL surviving the Acquisition Merger as a direct wholly-owned subsidiary of the Purchaser (collectively, the Redomestication Merger and the Acquisition Merger are the “Merger” of the Business Combination”). Following the Business Combination, the Purchaser will be a publicly traded company listed on a stock exchange in the United States.

Consideration

Pursuant to the terms of the Merger Agreement, the aggregate consideration to be paid at the closing of the Business Combination to existing shareholders of ESGL is $75,000,000 less certain transaction costs, the net cash debt of ESGL as of the closing and an estimate of the working capital adjustment described below (the “Merger Consideration”), which will be paid in newly issued ordinary shares of the Purchaser, as the publicly traded surviving company, at a deemed price of $10.00 per share. The Merger Consideration otherwise payable at the closing of the Business Combination to shareholders of ESGL shall be reduced by 375,000 ordinary shares of the Purchaser (the “Holdback Amount”). Within 90 days following the closing of the Business Combination, the Shareholder Representative and the representative of the Purchaser shall receive a closing statement from the Purchaser setting forth the amount of working capital of the Purchaser, subject to the parties’ confirmation. Following the final determination of the working capital amount at closing compared to the target working capital amount of $3,500,000, the Merger Consideration shall be adjusted accordingly based on the working capital adjustment provisions contained in the Merger Agreement, with each ESGL shareholder receiving its pro rata share of the Holdback Amount, if any.

The Closing

The parties have agreed that the closing of the Business Combination shall occur no later than June 30, 2023, unless extended upon the written agreement of the parties.

Board of Directors of Surviving Corporation

Pursuant to the terms of the Merger Agreement, immediately after the closing, the Purchaser’s board of directors shall consist of six (6) directors, of whom one individual will be designated by the Company and of whom five (5) individuals will be designated by ESGL. The Company designee and three (3) of the five (5) ESGL designees shall be deemed independent in accordance with Nasdaq requirements.

GENESIS UNICORN CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Additional Agreements executed at the signing of the Merger Agreement

Contemporaneously with the signing of the Merger Agreement, certain holders of ESGL ordinary shares executed lock-up agreements.

Lock-up Agreements

Pursuant to the Lock-Up Agreements such holders have agreed, subject to certain customary exceptions, not to (i) sell, offer to sell, contract or agree to sell, pledge or otherwise dispose of, directly or indirectly, any of the Company shares of common stock held by them (such shares, together with any securities convertible into or exchangeable for or representing the rights to receive the Company’s common stock if any, acquired during the Lock-Up Period (the “Lock-up Shares”)); (ii) enter into a transaction that would have the same effect; (iii) enter into any swap, hedge or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Lock-Up Shares or otherwise or engage in any short sales or other arrangement with respect to the Lock-Up Shares: or (iv) publicly announce any intention to effect any transaction specified in clause (i) or (ii), in each case until the date that is six (6) months after the closing date of the Business of Combination (the “Lock-Up Period”).

Shareholder Support Agreement

Contemporaneously with the execution of the Merger Agreement, certain holders of ESGL ordinary shares entered into a support agreement, pursuant to which such holders agreed to, among other things, approve the Merger Agreement and the proposed Initial Business Combination.

Sponsor Support Agreement

Contemporaneously with the execution of the Merger Agreement, certain holders of the Company’s common stock entered into a support agreement, pursuant to which such holders agreed to, among other things, approve the Merger Agreement and the proposed Business Combination.

Additional Agreements to be executed at Closing

Amended and Restated Registration Rights Agreement

At the closing of the Business Combination, the Purchaser will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”) with certain existing stockholders of the Company with respect to certain shares and private units (and the private shares, private warrants and shares underlying the private warrants included therein) they own at the closing of the Business Combination. The Registration Rights Agreement provides certain demand registration rights and piggyback registration rights to the securityholders, subject to underwriter cutbacks. The Purchaser will agree to pay certain fees and expenses relating to registrations under the Registration Rights Agreement.

GENESIS UNICORN CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Going Concern and Management’s Plan

The Company expects to incur significant costs in pursuit of its acquisition plans and will not generate any operating revenues until after the completion of its initial business combination. In addition, the Company expects to have negative cash flows from operations as it pursues an initial business combination target. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company does not currently have adequate liquidity to sustain operations, which consist solely of pursuing a Business Combination.

The Company may raise additional capital through loans or additional investments from the Sponsor or its stockholders, officers, directors, or third parties. The Company’s officers and directors and the Sponsor may, but are not obligated to (except as described above), loan the Company funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through the earlier of consummation of a Business Combination or the deadline to complete a Business Combination pursuant to the Company’s Amended and Restated Certificate of Incorporation (unless otherwise amended by stockholders).

While the Company expects to have sufficient access to additional sources of capital if necessary, there is no current commitment on the part of any financing source to provide additional capital and no assurances can be provided that such additional capital will ultimately be available. If the Company is unable to complete a Business Combination within the Combination Period, the Company will cease all operations except for the purpose of winding up. Similar to the prior reporting period, these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. There is no assurance that the Company’s plans to raise additional capital (to the extent ultimately necessary) or to consummate a Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As is customary for a special purpose acquisition company, if the Company is not able to consummate a Business Combination during the Combination Period, it will cease all operations and redeem the Public Shares. Management plans to continue its efforts to consummate a Business Combination during the Combination Period.